SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
Summary of the stock option activity and related information

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Amount	exercise	term (in	intrinsic
	of options	price	years)	value
Options outstanding at beginning of year	914,915	$8.19	3.5	$17,709
Changes during the year:
Granted	3,000	$30.76
Exercised	(348,106)	$7.01
Forfeited	(18,000)	$13.77

Options outstanding at end of year	551,809	$8.88	2.91	$14,268

Options exercisable at end of year	396,422	$7.17	2.36	$10,928

Summary of the RSU activity and related information

		Weighted
	Number of	average grant
	shares	date fair value
RSUs outstanding at beginning of year	1,072,471	$20.88
Changes during the year:
Granted	633,333	$31.96
Vested	(457,373)	$17.85
Forfeited	(45,000)	$27.70

RSUs outstanding at end of year	1,203,431	$27.60

Schedule of options for employees outstanding have been separated into ranges of exercise prices

	Number of	Weighted		Number of
	options	average		options	Weighted
	outstanding	remaining	Weighted	exercisable	average
Range of	as of	contractual	average	as of	exercise price
exercise	December 31,	life (in	exercise	December 31,	of exercisable
price	2021	years)	price	2021	options
$3.54-4.35	146,650	0.99	$4.02	146,650	$4.02
$5.00-6.90	104,668	2.24	$6.85	102,793	$6.86
$7.08-10.66	147,741	3.55	$8.61	103,172	$8.78
$11.52-30.76	152,750	4.61	$15.21	43,807	$14.69

	551,809	2.91	$8.88	396,422	$7.17